Cover	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Vector Acquisition Corp
Entity Central Index Key	0001819994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Rocket Lab USA, Inc.
Document Information [Line Items]
Entity Registrant Name	Rocket Lab USA, Inc.
Entity Central Index Key	0001849874
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false